ACCOUNTS RECEIVABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2016
ACCOUNTS RECEIVABLE AND OTHER
Schedule of accounts receivable and other

December 31,	2016	2015
(millions of Canadian dollars)
Unbilled revenues	2,886	2,476
Trade receivables	974	1,079
Taxes receivable	222	175
Regulatory assets	66	216
Short-term portion of derivative assets (Note 24)	353	791
Prepaid expenses and deposits	168	181
Current deferred income taxes (Note 25)	-	367
Dividends receivable	26	26
Rebillable receivables	63	-
Agent billing and collection receivable	35	39
Other	231	125
Allowance for doubtful accounts	(46)	(45)

	4,978	5,430